Business Segments and Related Information - Entity-Wide Disclosures by Geographic Area (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Entity-Wide Disclosures by Geographic Area [Abstract]
Increase of net interest income in CIB due to presentation of tax-exempt securities as fully taxable, offsetted by reversal in C&A	€ 0	€ 126	€ 123